GENERAL - Acquisitions, Narrative (Details) $ / shares in Units, $ in Millions					1 Months Ended		11 Months Ended	12 Months Ended
	Nov. 10, 2022 USD ($) vessel	Jun. 30, 2022 subsidiary	Feb. 25, 2022 subsidiary	Jan. 26, 2022 $ / shares shares	Nov. 30, 2022 USD ($) shares	Feb. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2022	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Feb. 17, 2022 USD ($)
Business Acquisition [Line Items]
Financial designation, predecessor and successor [Fixed List]							Successor	Predecessor
Issuance of shares (in shares) | shares				398,990,000
Common shares, par value (in dollars per share) | $ / shares				$ 1.00				$ 1.00	$ 1.00
Common stock, shares authorized (in shares) | shares				400,000,000				400,000,000	400,000,000
Golar LNG Limited
Business Acquisition [Line Items]
Sale of Cool Co common stock (in shares) | shares					8,046,154
Proceeds for shares issued					$ 100.0
Private Placement
Business Acquisition [Line Items]
Sale of Cool Co common stock (in shares) | shares						27,500,000
Sale of stock (in dollars per share) | $ / shares						$ 10.00
Net proceeds from the issuance of equity						$ 275.0
Proceeds for shares issued						$ 266.7
Second Private Placement
Business Acquisition [Line Items]
Issuance of shares (in shares) | shares					13,678,462
Net proceeds from the issuance of equity					$ 170.0
Proceeds for shares issued					$ 166.0
Revolving credit facility | Credit Facility Maturing January 2024 | Line of credit
Business Acquisition [Line Items]
Maximum borrowing capacity								$ 25.0
Secured debt | Senior Secured Revolving Credit Facility | Line of credit
Business Acquisition [Line Items]
Debt instrument, face amount										$ 570.0
Vessel SPA
Business Acquisition [Line Items]
Number of subsidiaries acquired | subsidiary			9
ManCo SPA
Business Acquisition [Line Items]
Number of subsidiaries acquired | subsidiary		4
MSA Agreement
Business Acquisition [Line Items]
Number of vessels acquired | vessel	4
Purchase consideration	$ 662.8
Net cash purchase consideration	135.2
MSA Agreement | Amounts recognized upon acquisition
Business Acquisition [Line Items]
Asset acquisition, liabilities, debt	$ 520.0